Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.12%	(1.33%)	0.53%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%	(1.13%)	0.29%
Class FI
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%	(0.45%)	0.99%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%	(0.13%)	1.30%
Class IS
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.03%)	1.39%
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	(0.70%)	0.74%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%	(0.46%)	0.97%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%	(1.13%)	0.29%
Without Sales Load [Member] | Class FI
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%	(0.45%)	0.99%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%	(0.13%)	1.30%
Without Sales Load [Member] | Class IS
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.03%)	1.39%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	(0.70%)	0.74%
Class A-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class A-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class C-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class C-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class FI-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class FI-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class I-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class I-ICE BofA 3-Month U.S. Treasury Bill [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class IS-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class IS-ICE BofA 3-Month U.S. Treasury Bill [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class R-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class R-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%